CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2019	2020
	in USD thousands

Cash on hand and in bank	4,922	11,550
Short-term bank deposits	375	5,281
	5,297	16,831

The short-term bank deposits included in cash and cash equivalents bear interest at annual rate of between 0.15% and 0.41%. The carrying amount of cash and cash equivalents approximates their fair value, since they bear interest at rates similar to prevailing market interest rates.